SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Advances from customers	$ 28,878	$ 3,632
Payroll and related employee accruals	6,323	6,526
Deferred revenue	6,255	12,884
Provision for vacation pay	6,008	5,622
Government authorities	2,233	2,735
Other	4,969	947
Other current liabilities	$ 54,666	$ 32,346